Note 6 - Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

5. Equity

Lincoln Park Equity Line

During the nine months ended September 30, 2023, pursuant to the 2021 Lincoln Park purchase agreement, the Company issued to Lincoln Park 225,568 shares of common stock for gross proceeds of $0.2 million. The 2021 Lincoln Park Agreement, which has $19.8 million available as of September 30, 2023, terminates in June 2024.

Other Components of Equity

In March 2023, the Company and WPD Pharmaceuticals (WPD) agreed to terminate the WPD Agreement (defined below). Pursuant to the termination, the Company agreed to pay WPD (or its designees) $700,000 in cash and shares of its common stock valued at $800,000. In  March 2023, the Company issued 822,115 shares of common stock to WPD (or its designee) as part of satisfying this commitment. See Note 7 - Commitments and Contingencies. In addition, during the nine months ended September 30, 2023, the Company issued 134,933 shares of common stock related to the vesting of restricted stock units.

Stock-Based Compensation and Outstanding Awards

The 2015 Stock Plan provides for the grant of stock options, stock awards, stock unit awards, and stock appreciation rights to employees, non-employee directors and consultants. In May 2023 and 2022, the 2015 Stock Plan (the Plan) was amended to authorize an additional 1,750,000 shares and 2,000,000 shares, respectively, such that 5,500,000 total shares may be issued under the Plan. As of September 30, 2023, there were 27,752 shares remaining to be issued under the 2015 Stock Plan.

Stock-based compensation expense for the three and nine months ended September 30, 2023 and 2022, respectively, is as follows (table in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative	$346	$378	$1,094	$1,089
Research and development	147	321	411	651
Total stock-based compensation expense	$493	$699	$1,505	$1,740

During the nine months ended September 30, 2023, the Company granted 1,496,000 stock options with a weighted average fair value of $0.49 per share and 979,376 shares of restricted stock units with a weighted average fair value of $0.60 per share. These stock options have a weighted average exercise price of $0.60 and vest over a one to four year period from the grant date on a straight-line basis over the requisite service period. The restricted stock units vest annually in four equal installments.

6. Equity

Preferred Stock

The Company's certificate of incorporation authorizes the Company to issue these shares in one or more series, to determine the designations and the powers, preferences and relative, participating, optional or other special rights and the qualifications, limitations and restrictions thereof, including the dividend rights, conversion or exchange rights, voting rights (including the number of votes per share), redemption rights and terms, liquidation preferences, sinking fund provisions and the number of shares constituting the series. No preferred stock was issued or outstanding as of  December 31, 2022.

Common Stock

2022 Stock Issuances

During the year ended December 31, 2022, the Company did not enter into any public offerings.

2021 Stock Issuances

In February 2021, the Company entered into an underwritten public offering for the sale by the Company of 14,273,684 shares of its common stock at a public offering price of $4.75 per share and granted the underwriters a 30-day option to purchase up to an additional 2,141,052 shares of common stock offered in the public offering, which was exercised. The Company received total proceeds of $78.0 million, prior to deducting the underwriting discount and other estimated offering expenses.

Lincoln Park Equity Line

In June 2021, the Company entered into a Purchase Agreement (the 2021 Purchase Agreement) with Lincoln Park Capital Fund. Pursuant to the terms of the Purchase Agreement, Lincoln Park agreed to purchase from the Company up to $20.0 million of common stock (subject to certain limitations) from time to time during the term of the Purchase Agreement. Pursuant to the terms of the 2021 Purchase Agreement, at the time the Company signed the Purchase Agreement, the Company issued 107,788 shares of common stock to Lincoln Park as an initial fee for its commitment to purchase shares of the Company's common stock under the Purchase Agreement, and has agreed to issue Lincoln Park up to an additional 53,893 shares of common stock as commitment shares pro-rata when and if Lincoln Park purchases (at the Company's discretion) the $20.0 million aggregate commitment. The initial commitment shares issued in June 2021 were valued at $0.4 million, recorded as an addition to equity for the issuance of common stock and treated as a reduction to equity as a cost of capital to be raised under the Purchase Agreement. There have been no additional shares issued to date under this agreement.

At Market Issuance Sales Agreements (ATM)

In June 2021, the Company entered into an At Market Issuance Sales Agreement (the 2021 ATM Agreement) with Oppenheimer & Co. Inc. Pursuant to the terms of the 2021 ATM Agreement, the Company may offer and sell, from time to time through Oppenheimer shares of the Company's common stock with an aggregate sales price of up to $50.0 million. There were no issuances under the 2021 ATM Agreement. The Company terminated the 2021 ATM Agreement on February 3, 2023.

In January 2021 the Company issued 468,684 shares for gross proceeds of $2.9 million using the Company's 2020 At Market Agreement (the 2020 ATM Agreement) with Oppenheimer & Co., Inc. The Company terminated the 2020 ATM Agreement on February 2, 2021.

Adoption of 2015 Stock Plan

In December 2015, the Board of Directors of the Company approved the Company’s 2015 Stock Plan, which was amended in April 2016, April 2018, June 2020, and May 2022. The expiration date of the plan is December 5, 2025. The awards under the 2015 Stock Plan can be in the form of stock options, stock awards, stock unit awards, or stock appreciation rights. In May 2022, the stockholders approved an amendment to the 2015 Plan to, among other things, increase the number of shares of common stock authorized for issuance under the 2015 Plan by 2,000,000 shares.

Stock-based Compensation and Outstanding Awards

Under the terms of the Company’s 2015 Stock Plan, as amended, and approved by its stockholders in May 2022, 3,750,001 shares of the Company’s common stock are available for grant to employees, non-employee directors and consultants. The 2015 Stock Plan provides for the grant of stock options, stock awards, stock unit awards, or stock appreciation rights. As of December 31, 2022, there were 752,296 shares remaining to be issued under the 2015 Stock Plan.

Stock-based compensation expense for the years ended December 31, 2022 and 2021 is as follows (in thousands):

	Year Ended December 31,
	2022	2021
General and administrative	$1,467	$1,461
Research and development	808	912
Total stock-based compensation	$2,275	$2,373

Each of the Company’s stock-based compensation arrangements are discussed below.

Stock Options

Stock option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant. Stock option awards generally have a 10-year contractual term and vest over a 4-year period for employees and over a 1 to 3-year period for directors from the grant date on a straight-line basis over the requisite service period. The grant-date fair value of stock options is determined using the Black-Scholes option-pricing model. Additionally, the Company’s stock options provide for full vesting of unvested outstanding options, in the event of a change of control of the Company.

The fair value of each stock option is estimated on the date of grant using the BSM model that uses the assumptions noted below. The expected term of the stock option awards was computed using the “plain vanilla” method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin 107 because the Company does not have sufficient data regarding employee exercise behavior to estimate the expected term. Beginning in 2020, the Company used the volatility of its own stock in the BSM as it now has sufficient historic data in its stock price. The risk-free rate for periods within the contractual life of the option is based on the US Treasury yield curve in effect at the time of grant.

The fair value of the option grants has been estimated, with the following weighted-average assumptions:

Year Ended December 31,
	2022	2021
Risk-free interest rate	1.6% to 3.3%	0.9% to 1.4%
Volatility	107.0% to 113.2%	114.8% to 118.8%
Expected life (years)	5.3 to 6.3	5.3 to 6.2
Expected dividend yield	—%	—%

Stock option activity for the year ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding, December 31, 2021	1,438,352	$6.35	$8.45	7.8	$—
Granted	842,832	$1.26	$1.49
Exercised	—	$—	$—
Forfeited	(5,834)	$15.57	$24.39
Outstanding, December 31, 2022	2,275,350	$4.44	$5.83	7.8	$—
Exercisable, December 31, 2022	927,723	$7.53	$10.38	6.3	$—

Options granted during 2022 and 2021 have an aggregated fair value of $1.1 million and $1.7 million, respectively, that was calculated using the Black-Scholes option-pricing model. At December 31, 2022, total compensation cost not yet recognized was $2.5 million and the weighted average period over which this amount is expected to be recognized is 2.4 years. The aggregate fair value of options vesting was $1.5 million in the years ended December 31, 2022 and 2021, respectively.

Restricted Stock

Restricted stock units are granted with a grant date fair value determined using the closing price of the Company's common stock on the grant date. Restricted stock units vest annually in four equal installments. Additionally, the Company's restricted stock unit agreements provide for full vesting of the restricted stock award in the event of a change of control of the Company.

Restricted stock unit activity for the year ended  December 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)
Unvested Shares, December 31, 2021	220,559	$4.59	3.0
Granted	452,334	$1.49
Vested	(65,421)	$4.98
Unvested Shares, December 31, 2022	607,472	$2.24	3.1

As of December 31, 2022, total compensation cost not yet recognized was $1.1 million and the weighted average period over which this amount is expected to be recognized is 2.8 years. In June 2022, the Company granted 452,334 shares of restricted stock units with a weighted average fair value of $1.49 per share at the date of grant, which vest annually in four equal installments. In June 2021, the Company granted 150,000 shares of restricted stock units with a weighted average fair value of $3.73 per share at the date of grant, which vest annually in four equal installments.